Employee Benefit Plans - Fair Value of Pension Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 320	$ 273	$ 249
Domestic plan [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	80	70
Domestic plan [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	240	203
Domestic plan [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	385	363	318
U.K. plan [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.K. plan [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	385	363
U.K. plan [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International plans [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	87	85	83
International plans [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15	16
International plans [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	72	69
International plans [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and Cash Equivalents [Member] | Domestic plan [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and Cash Equivalents [Member] | Domestic plan [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and Cash Equivalents [Member] | Domestic plan [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and Cash Equivalents [Member] | U.K. plan [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and Cash Equivalents [Member] | U.K. plan [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and Cash Equivalents [Member] | U.K. plan [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and Cash Equivalents [Member] | International plans [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	12
Cash and Cash Equivalents [Member] | International plans [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and Cash Equivalents [Member] | International plans [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity Funds [Member] | Domestic plan [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	70	54
Equity Funds [Member] | Domestic plan [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity Funds [Member] | Domestic plan [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity Funds [Member] | U.K. plan [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity Funds [Member] | U.K. plan [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity Funds [Member] | U.K. plan [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity Funds [Member] | International plans [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5	4
Equity Funds [Member] | International plans [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9	9
Equity Funds [Member] | International plans [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt Securities [Member] | Domestic plan [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	16
Debt Securities [Member] | Domestic plan [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	97	103
Debt Securities [Member] | Domestic plan [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt Securities [Member] | U.K. plan [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt Securities [Member] | U.K. plan [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt Securities [Member] | U.K. plan [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt Securities [Member] | International plans [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt Securities [Member] | International plans [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt Securities [Member] | International plans [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Bond funds [Member] | Domestic plan [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Bond funds [Member] | Domestic plan [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Bond funds [Member] | Domestic plan [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Bond funds [Member] | U.K. plan [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Bond funds [Member] | U.K. plan [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Bond funds [Member] | U.K. plan [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Bond funds [Member] | International plans [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Bond funds [Member] | International plans [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16	15
Bond funds [Member] | International plans [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real Estate Funds [Member] | Domestic plan [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Real Estate Funds [Member] | Domestic plan [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Real Estate Funds [Member] | Domestic plan [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Real Estate Funds [Member] | U.K. plan [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Real Estate Funds [Member] | U.K. plan [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Real Estate Funds [Member] | U.K. plan [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Real Estate Funds [Member] | International plans [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Real Estate Funds [Member] | International plans [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1
Real Estate Funds [Member] | International plans [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Common Collective Trust [Member] | Domestic plan [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common Collective Trust [Member] | Domestic plan [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	143	100
Common Collective Trust [Member] | Domestic plan [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common Collective Trust [Member] | U.K. plan [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common Collective Trust [Member] | U.K. plan [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	385	363
Common Collective Trust [Member] | U.K. plan [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common Collective Trust [Member] | International plans [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common Collective Trust [Member] | International plans [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45	44
Common Collective Trust [Member] | International plans [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other [Member] | Domestic plan [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other [Member] | Domestic plan [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other [Member] | Domestic plan [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other [Member] | U.K. plan [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other [Member] | U.K. plan [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other [Member] | U.K. plan [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other [Member] | International plans [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other [Member] | International plans [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Other [Member] | International plans [member] | Level 3 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0